Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Total Debt

The following is a summary of the Company’s total debt:

	2013			2012
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Total debt	$11,948	$25,408	$29,866	$12,032	$22,678	$27,052

Summary of Debt

A summary of debt as of December 31, 2013 and 2012, including drawings under credit lines, is as follows:

	2013			2012
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Bonds (*):
Payable in 2015, interest rate of 5.250%	$1,379	$—	$1,379	$1,319	$—	$1,319
Payable in 2018, interest rate of 6.250%	1,655	—	1,655	1,584	—	1,584
Payable in 2016, interest rate of 7.250%	258	—	258	260	—	260
Payable in 2017, interest rate of 7.875%	1,541	—	1,541	1,581	—	1,581
Payable in 2013, interest rate of 7.750%	—	—	—	1,004	—	1,004
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Payable in 2015, interest rate of 3.875%	—	750	750	—	750	750
Payable in 2018, interest rate of 3.625%	—	599	599	—	—	—
Payable in 2017, interest rate of 3.250%	—	500	500	—	—	—
Other Debt:
Asset-backed debt	15	14,697	14,712	147	12,613	12,760
Other debt	5,290	2,682	7,972	4,569	2,725	7,294
Intersegment debt	1,810	5,680	—	1,568	6,090	—

Total debt	$11,948	$25,408	$29,866	$12,032	$22,678	$27,052

(*)	Includes unamortized discounts/premiums and fair value hedge adjustments.

Minimum Annual Repayment of Debt

A summary of the minimum annual repayments of debt as of December 31, 2013, for 2014 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2014	$1,640	$8,671	$10,311
2015	2,580	4,458	7,038
2016	2,082	2,932	5,014
2017	1,786	1,943	3,729
2018	1,847	1,445	3,292
2019 and thereafter	203	279	482
Intersegment	1,810	5,680	—

Total	$11,948	$25,408	$29,866